Mineral exploration and project evaluation (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of mineral exploration and project evaluation costs

	2025	2024	2023
Mineral exploration	(63,132)	(48,855)	(57,988)
Project evaluation	(18,564)	(19,121)	(41,624)
	(81,696)	(67,976)	(99,612)